Condensed Consolidated Statements of Comprehensive Income/(Loss) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Consolidated Statements of Comprehensive Income/(Loss)
Loss for the period	SFr (12,927)	SFr (40,218)
Items that may be reclassified to income or loss in subsequent periods (net of tax):
Currency translation differences	2	9
Other comprehensive income/(loss)	2	9
Total comprehensive loss, net of tax	SFr (12,925)	SFr (40,209)